Stockholders' Equity (Details Textual) (USD $)	0 Months Ended	12 Months Ended				3 Months Ended		0 Months Ended			1 Months Ended						0 Months Ended	1 Months Ended						0 Months Ended	1 Months Ended	0 Months Ended
	Jun. 05, 2013	Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2015	Mar. 31, 2014	Oct. 04, 2013	Jan. 06, 2015	May 15, 2014	Jul. 31, 2014	Jan. 31, 2014	Sep. 30, 2014		Mar. 28, 2014		Nov. 15, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 22, 2014	Apr. 30, 2014	Apr. 01, 2013	Oct. 01, 2014	May 01, 2013	Jul. 15, 2014	Oct. 04, 2014	Nov. 06, 2014	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued		14,011,896		10,005,510		14,316,355												14,011,896		10,005,510
Proceeds from Issuance of Common Stock		$ 6,000		$ 0
Allocated Share-based Compensation Expense		1,000		1,500
Term Of Warrants	5 years
Common Stock, Capital Shares Reserved for Future Issuance		6,317,377																6,317,377
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date		10.00%
Shares Issued, Price Per Share		$ 3.86																$ 3.86
Sale of Stock, Price Per Share		$ 3.499																$ 3.499
Exercise Price of Warrants		$ 12.00
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001		$ 0.001												$ 0.001		0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		2,500
Stock Issued During Period, Value, New Issues		9,294,000		5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	22.20%	22.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.39%	0.39%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 6 months	2 years 6 months
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		750,000																750,000
Warrants and Rights Outstanding		611,000																611,000
Common Stock, Shares Authorized		35,000,000		25,000,000		35,000,000							25,000,000					35,000,000		25,000,000
Preferred Stock, Shares Authorized		1,000,000		1,000,000		1,000,000							1,000,000					1,000,000		1,000,000
Capital Stock, Authorized		36,000,000											26,000,000					36,000,000
Fair Value Adjustment of Warrants	38,000
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		51,000		69,000		17,000	11,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term		2 years 6 months
Maximum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term				3 years
Adam Dweck [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued To Purchase Common Stock Two		12,500						25,000										12,500										2,500
Warrants Exercise Price Two		$ 5.00						$ 5.00										$ 5.00
Class Of Warrant Or Rights Expired								Aug. 02, 2016
Warrant Vested During First Milestone		12,500						12,500										12,500
Warrant Vested During Second Milestone		12,500																12,500										12,500
Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense									18,167
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		10,000								50,000	35,000	50,000
Investment Options, Exercise Price		$ 8.00								$ 7.50	$ 7.50	$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%								50.00%	50.00%	50.00%
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		762,500
Allocated Share-based Compensation Expense		0		33,000
Warrants Issued for the Purchase of Common Stock	312,500
Exercise Price of Warrants	$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		29.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.70%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term		2 years 6 months
Warrant [Member] | Maximum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.12
Licensee Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount On Licensing Revenue		13,000		5,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Issued Shares Former Equity Plan		576
Stock Options Issued Value Per Share Former Equity Plan		$ 728
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		112,000				83,000												112,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 7 months 6 days				1 year 3 months 7 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		825,000				25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		275,000																275,000
Stock Repurchased During Period, Shares		130,725	[1]	161,168	[1]								26,250	[1]	15,750	[1]	153,896 [1]	88,725	[1]	7,272	[1]
Allocated Share-based Compensation Expense		5,100,000		4,741,000		996,000	1,554,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		3,785,000				3,155,000												3,785,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 7 months 6 days				1 year 2 months 23 days
Former Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Issued Shares Former Equity Plan						576
Stock Options Issued Value Per Share Former Equity Plan						$ 728
2013 Private Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	1,428,573
Proceeds from Issuance of Common Stock	5,000,000
Warrants Issued for the Purchase of Common Stock	312,500
Exercise Price of Warrants	$ 5.00
2014 Private Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued, Price Per Share																						$ 9.00
Stock Issued During Period, Shares, New Issues																						1,086,667
Stock Issued During Period, Value, New Issues																						9,780,000
Payments of Stock Issuance Costs		486,000
Proceeds from Issuance of Private Placement		9,294,000
Payments of Placement Fees		$ 474,600
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		3,693,258				3,656,716												3,693,258
Common Stock, Capital Shares Reserved for Future Issuance						6,279,585																							8,000,000	5,000,000
Common Stock, Eligible for Issuance		5,000,000				8,000,000												5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																							50% shall vest on March 31, 2015 and 50% shall vest on March 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										2 years
2011 Equity Incentive Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																								1,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		85,000
2011 Equity Incentive Plan [Member] | Management [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		1,185,000																1,185,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Exercisable, Number																								97,500
Stock Repurchased During Period, Shares																								40,750
2011 Equity Incentive Plan [Member] | Management [Member] | September 20 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																								1,075,000
2011 Equity Incentive Plan [Member] | Management [Member] | September 30 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Exercisable, Number																								97,500
2011 Equity Incentive Plan [Member] | Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																										29,750
Stock Issued During Period, Shares, Restricted Stock Award, Gross																									15,000
2011 Equity Incentive Plan [Member] | Non Executive Employees [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One																									50.00%
2011 Equity Incentive Plan [Member] | Non Executive Employees [Member] | March 31 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two																									50.00%
2011 Equity Incentive Plan [Member] | Non Executive Employees [Member] | January 31, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One						50.00%
2011 Equity Incentive Plan [Member] | Non Executive Employees [Member] | January 31, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two						50.00%
2011 Equity Incentive Plan [Member] | Non Management Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																							50,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		10,000
2011 Equity Incentive Plan [Member] | Non Management Directors [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		90,000																90,000						50,000
2011 Equity Incentive Plan [Member] | Non Management Directors [Member] | April 30 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One																										50.00%
2011 Equity Incentive Plan [Member] | Non Management Directors [Member] | April 30 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two																										50.00%
2011 Equity Incentive Plan [Member] | Non Management Directors [Member] | September 30 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																								50,000
2011 Equity Incentive Plan [Member] | Executives And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										557,475
2011 Equity Incentive Plan [Member] | Executives And Employees [Member] | May 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One										50.00%
2011 Equity Incentive Plan [Member] | Executives And Employees [Member] | May 31 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two										50.00%
2011 Equity Incentive Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																											25,000
2011 Equity Incentive Plan [Member] | Director [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One																											50.00%
2011 Equity Incentive Plan [Member] | Director [Member] | March 31 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two																											50.00%
2011 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																													5,000,000	2,000,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																													5,000,000	2,000,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		550,000																550,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Management [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		89,500																89,500
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Management [Member] | July 1 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		550,000																550,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Management [Member] | September 30 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		92,000																92,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Management [Member] | September 30, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		91,000																91,000

[1]	All of the shares of restricted stock in the preceding table were originally granted to employees and directors as restricted stock pursuant to the Plan. The shares reflected above as repurchased shares were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors upon the vesting of restricted stock.